Retirement Plans (narrative) (detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
General Discussion Of Pension And Other Postretirement Benefits [Abstract]
Increase In Unfunded Status	$ 4,700,000
Defined Benefit Plan, Benefit Obligation	163,531,000	140,570,000	118,821,000
Discount rate - benefit obligation	4.70%	5.10%
Employer contributions	3,000,000	15,400,000
Other Than Temporary Impairment Losses Investments Portion In Other Comprehensive Income Loss Net Of Tax Including Portion Attributable To Noncontrolling Interest Availableforsale Securities	(771,000)	9,338,000	(1,049,000)
Fair value of plan assets at end of year	135,016,000	116,798,000	100,101,000
Defined Benefit Plan, Accumulated Benefit Obligation	146,240,000	126,082,000
Expected return	7.50%	8.00%
Gain on plan assets	17.40%
Common stock included in plan assets	11,559,000	8,336,000
Defined Contribution Plan, Cost Recognized	1,746,000	1,422,000	1,572,000
Other Than Temporary Impairment Losses Investments Portion In Other Comprehensive Income Loss Tax Including Portion Attributable To Noncontrolling Interest Availableforsale Securities	493,000	5,970,000	671,000
Teamsters Plan Contributions	$ 2,392,000	$ 2,474,000
Contribution Percentage	5.00%